Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 8—INTANGIBLE ASSETS

Composition of intangible assets and accumulated amortization, by principal groups, and the movements therein in 2015:

	Cost		Accumulated depreciation
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2015
	NIS in thousands		NIS in thousands			NIS in thousands
Software	104	104	99	4	103	1
IPR&D	1,720	1,720	—	—	—	1,720
	1,824	1,824	99	4	103	1,721

Composition of intangible assets and accumulated amortization, by principal groups, and the movements therein in 2016:

	Costs		Accumulated amortization
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Addition	Carrying amount at end of year	Amortized balance as at December 31, 2016
	NIS in thousands		NIS in thousands			NIS in thousands
Software	104	104	103	1	104	—
IPR&D	1,720	1,720	—	89	89	1,631
	1,824	1,824	103	90	193	1,631

Composition of intangible assets and accumulated amortization, by principal groups, and the movements therein in 2017:

	Costs		Accumulated amortization
	Carrying amount at beginning of year	Carrying amount at end of year	Carrying amount at beginning of year	Addition	Carrying amount at end of year	Amortized balance as at December 31, 2017
	NIS in thousands		NIS in thousands			NIS in thousands
Software	104	104	104	—	104
IPR&D	1,720	1,720	89	177	266	1,454
	1,824	1,824	193	177	370	1,454